JPMorgan SmartRetirement® 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)

INVESTMENT COMPANIES — 91.7%
Alternative Assets — 1.7%
JPMorgan Realty Income Fund Class R6 Shares (a)	4,544	75,252

Fixed Income — 48.9%
JPMorgan Core Bond Fund Class R6 Shares (a)	106,534	1,186,788
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	33,765	267,415
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	15,165	103,878
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	4,745	32,549
JPMorgan Floating Rate Income Fund Class R6 Shares(a)	5,054	44,575
JPMorgan High Yield Fund Class R6 Shares (a)	31,723	218,888
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	15,285	164,007
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	21,990	205,164

Total Fixed Income		2,223,264

International Equity — 15.4%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	1,158	37,033
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	5,624	98,707
JPMorgan International Equity Fund Class R6 Shares (a)	14,147	262,146
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	15,742	301,462

Total International Equity		699,348

U.S. Equity — 25.7%
JPMorgan Equity Income Fund Class R6 Shares (a)	4,691	111,603
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	842	52,474
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	1,180	26,159
JPMorgan Small Cap Value Fund Class R6 Shares (a)	881	26,165
JPMorgan U.S. Equity Fund Class R6 Shares (a)	27,263	576,337
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	10,746	375,579

Total U.S. Equity		1,168,317

TOTAL INVESTMENT COMPANIES (Cost $3,814,865)		4,166,181

EXCHANGE-TRADED FUNDS — 6.0%
Alternative Assets — 0.6%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	251	26,718

Fixed Income — 1.2%
JPMorgan High Yield Research Enhanced ETF (a)	1,140	55,774

International Equity — 1.2%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	1,289	53,016

U.S. Equity — 3.0%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,587	135,781

TOTAL EXCHANGE-TRADED FUNDS (Cost $240,893)		271,289

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Notes 0.13%, 1/31/2023 (b) (Cost $24,610)	24,687	24,395

	Shares (000)
SHORT-TERM INVESTMENTS — 3.4%
INVESTMENT COMPANIES — 3.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (c) (Cost $155,049)	155,049	155,049

Total Investments — 101.6% (Cost $4,235,417)		4,616,914
Liabilities in Excess of Other Assets — (1.6)%		(72,248)

Net Assets — 100.0%		4,544,666

Percentages indicated are based on net assets.

JPMorgan SmartRetirement® 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2022 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
DJ US Real Estate Index	107	06/2022	USD	4,459	138
MSCI EAFE E-Mini Index	282	06/2022	USD	30,236	965
S&P 500 E-Mini Index	349	06/2022	USD	79,075	6,414
U.S. Treasury 10 Year Note	993	06/2022	USD	121,906	(3,780)

					3,737

Short Contracts
MSCI Emerging Markets E-Mini Index	(334)	06/2022	USD	(18,789)	(1,261)

					2,476

Abbreviations

EAFE Europe, Australasia and Far East
MSCI Morgan Stanley Capital International
USD United States Dollar

JPMorgan SmartRetirement® 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$271,289	$—	$—	$271,289
Investment Companies	4,166,181	—	—	4,166,181
U.S. Treasury Obligations	—	24,395	—	24,395
Short-Term Investments
Investment Companies	155,049	—	—	155,049

Total Investments in Securities	$4,592,519	$24,395	$—	$4,616,914

Appreciation in Other Financial Instruments
Futures Contracts	$7,517	$—	$—	$7,517
Depreciation in Other Financial Instruments
Futures Contracts	(5,041)	—	—	(5,041)

Total Net Appreciation/Depreciation in Other Financial Instruments	$2,476	$—	$—	$2,476

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

JPMorgan SmartRetirement® 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$—	$53,938	$—	$—	$(922)	$53,016	1,289	$—	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	40,363	—	17,422	2,658	1,119	26,718	251	561	—	(b)
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	165,896	9,045	32,648	6,767	(13,279)	135,781	1,587	1,085	—
JPMorgan Core Bond Fund Class R6 Shares (a)	1,303,516	185,031	211,378	(243)	(90,138)	1,186,788	106,534	18,821	8,580
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	—	269,635	—	—	(2,220)	267,415	33,765	176	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	90,173	32,148	5,638	(63)	(12,742)	103,878	15,165	2,843	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	133,692	20,683	76,924	21,497	(61,915)	37,033	1,158	846	3,934
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	138,405	22,223	31,972	(3,539)	(26,410)	98,707	5,624	3,225	3,085
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	90,122	3,313	48,089	(8,477)	(4,320)	32,549	4,745	3,313	—
JPMorgan Equity Income Fund Class R6 Shares (a)	412,524	11,071	327,779	76,567	(60,780)	111,603	4,691	4,781	6,289
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	53,916	1,232	9,753	(593)	(227)	44,575	5,054	1,232	—
JPMorgan High Yield Fund Class R6 Shares (a)	151,225	116,742	42,302	2,092	(8,869)	218,888	31,723	4,376	—
JPMorgan High Yield Research Enhanced ETF (a)	159,614	—	93,845	(5,502)	(4,493)	55,774	1,140	5,001	—
JPMorgan Income Fund Class R6 Shares (a)	117,327	2,998	114,135	(4,634)	(1,556)	—	—	3,201	—
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	168,253	15,114	17,474	503	(2,389)	164,007	15,285	2,915	—
JPMorgan International Equity Fund Class R6 Shares (a)	409,703	24,846	120,797	22,056	(73,662)	262,146	14,147	8,151	16,695
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	285,391	75,211	40,754	4,376	(22,762)	301,462	15,742	10,399	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	164,404	202	161,422	(9,764)	6,580	—	—	202	—
JPMorgan Realty Income Fund Class R6 Shares (a)	120,677	8,973	59,973	11,971	(6,396)	75,252	4,544	848	8,125
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	750,208	25,621	539,002	(7,575)	(24,088)	205,164	21,990	8,117	1,621
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	54,450	15,177	8,091	2,612	(11,674)	52,474	842	173	7,527
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	29,200	5,727	—	—	(8,768)	26,159	1,180	—	3,070
JPMorgan Small Cap Value Fund Class R6 Shares (a)	25,371	4,381	—	—	(3,587)	26,165	881	129	3,579
JPMorgan U.S. Equity Fund Class R6 Shares (a)	604,327	131,936	139,665	(1,204)	(19,057)	576,337	27,263	3,764	67,164
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (c)	38,436	983,630	867,017	—	—	155,049	155,049	29	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	—	369,065	—	—	6,514	375,579	10,746	387	—

Total	$5,507,193	$2,387,942	$2,966,080	$109,505	$(446,041)	$4,592,519		$84,575	$129,669

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Amount rounds to less than one thousand.
(c)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.